Other liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of other liabilities [Abstract]
Other liabilities	Note 25: Other liabilities

	2025 £m	2024 £m
Lease liabilities	986	1,219
Other creditors and accruals[1]	4,786	5,992
Total other liabilities	5,772	7,211
1Includes settlement balances and accruals and deferred income.
The maturity analysis of the Group’s lease liabilities on an undiscounted basis is set out in the liquidity risk section.
At 31 December 2025 £708 million (2024: £898 million) of lease liabilities had a contractual residual maturity of greater than one year.